Federated MDT Series

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 13, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED MDT SERIES (the “Trust”)

Federated MDT Small Cap Core Fund

Class R6 Shares

Federated MDT Small Cap Growth Fund

Class R6 Shares

1933 Act File No. 333-134468

1940 Act File No. 811-21094

Dear Sir or Madam:

Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective June 24, 2016 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a new Class R6 Shares to each of the above referenced Funds.

This Trust may be marketed through banks, savings associations or credit unions.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

In connection with the review of this filing by Staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8838.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures